Stockholders’ Equity (Details) - Schedule of Fair Value Option Granted - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Option Granted [Abstract]
Exercise price (in Dollars per share)	$ 5.23	$ 5.01
Expected dividend yield	0.00%	0.00%
Risk free interest rate	3.97%	4.49%
Expected life in years	5 years	10 years
Expected volatility	219.00%	164.00%